CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Goodwill	$ 29,702	$ 29,702
Other intangible assets	111,797	100,642
Property, plant and equipment	486,247	554,914
Other non-current financial assets	14,186	4,091
Deferred tax assets	7,136	7,010
Non-current receivables from related parties	1,600	1,699
Other non-current assets	18,218	18,734
Non-current restricted cash and cash equivalents	2,133	2,272
Total non-current assets	671,019	719,064
Current assets
Inventories	500,080	289,797
Trade and other receivables	425,474	381,073
Current receivables from related parties	2,675	2,841
Current income tax assets	6,104	7,660
Other current financial assets	3	104
Other current assets	30,608	8,408
Current restricted cash and cash equivalents	2,875
Assets and disposal groups classified as held for sale	1,067
Cash and cash equivalents	317,935	114,391
Total current assets	1,286,821	804,274
Total assets	1,957,840	1,523,338
Equity
Share capital	1,962	1,962
Reserves	439,674	544,433
Translation differences	(242,623)	(227,318)
Valuation adjustments	10,735	5,525
Result attributable to the Parent	440,314	(110,624)
Non-controlling interests	106,751	106,053
Total equity	756,813	320,031
Non-current liabilities
Deferred income	3,842	895
Provisions	47,670	60,958
Bank borrowings	15,774	3,670
Lease liabilities	12,942	9,968
Debt instruments	330,655	404,938
Other financial liabilities	38,279	4,549
Other obligations	37,502	38,082
Other non-current liabilities	12	1,476
Deferred tax liabilities	35,854	25,145
Total non-current liabilities	522,530	549,681
Current liabilities
Provisions	145,507	137,625
Bank borrowings	62,059	95,297
Lease liabilities	8,929	8,390
Debt instruments	12,787	35,359
Other financial liabilities	60,382	62,464
Payables to related parties	1,790	9,545
Trade and other payables	219,666	206,000
Current income tax liabilities	53,234	1,775
Other obligations	9,580	22,843
Other current liabilities	104,563	74,328
Total current liabilities	678,497	653,626
Total equity and liabilities	$ 1,957,840	$ 1,523,338